BORROWINGS (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Parent company
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 427	$ 300
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	310
Revolving credit facility | Floating interest rate | LIBOR or bankers' acceptance rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.50%
Revolving credit facility | Floating interest rate | Base rate or prime rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.50%
Brookfield credit agreements
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 2,075
Credit facility, maximum borrowing capacity	$ 500
Brookfield credit agreements | Floating interest rate | LIBOR or bankers' acceptance rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.45%
Brookfield credit agreements | Floating interest rate | Base rate or prime rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.45%
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 21,858	$ 23,166